PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Machinery and equipment	1,705	1,721
Leasehold improvements	24	22
Office furniture and equipment	44	44
	1,773	1,787
Less - accumulated depreciation and amortization	1,730	1,737
	43	50